Condensed Consolidated Balance Sheets (Unaudited) 10Q (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 4,798	$ 5,091
Restricted cash	1,920	1,920
Accounts receivable, net of allowance for doubtful accounts of $534 and $501 (variable interest entity restricted $1,116 and $1,967)	2,163	2,673
Inventories	4,239	2,430
Income and operating taxes recoverable	579	585
Deposits and other current assets	1,235	833
Total current assets	14,934	13,532
Property, net (variable interest entity restricted)	27,804	24,958
Goodwill	4,993	4,139
Intangible assets, net	4,533	1,417
Other long-term assets	397	532
Total assets	52,661	44,578
Current liabilities:
Accounts payable	4,774	4,489
Accrued salary, wages and benefits	2,671	2,610
Accrued income taxes	676	0
Accrued expenses	4,413	3,089
Mandatorily redeemable common stock (37,260 shares outstanding)	72	523
Current maturities of debt (variable interest entity nonrecourse)	8,421	8,250
Total current liabilities	21,027	18,961
Long-term debt, less current portion (nonrecourse)	13,441	10,919
Deferred tax liability	1,200	0
Derivative warrant liabilities	5,121	1,685
Total liabilities	40,789	31,565
Commitments and contingencies
Temporary Equity - Redeemable noncontrolling interest in Nutra SA	6,425	7,177
Equity attributable to RiceBran Technologies shareholders:
Preferred stock, 20,000,000 shares authorized and none issued	0	0
Common stock, no par value, 6,000,000 shares authorized, 2,994,600 and 2,832,014 shares issued and outstanding	228,785	227,513
Accumulated deficit	(221,306)	(219,441)
Accumulated other comprehensive loss	(2,032)	(2,236)
Total equity attributable to RiceBran Technologies shareholders	5,447	5,836
Total liabilities, temporary equity and equity	$ 52,661	$ 44,578